IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ 2,056	$ 1,914	$ 1,722
NII Sensitivity	(789)	(983)	(1,152)
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(2,573)	(2,489)	(2,136)
NII Sensitivity	597	$ 720	$ 969
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	503
NII Sensitivity	(178)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(639)
NII Sensitivity	134
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,553
NII Sensitivity	(611)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,934)
NII Sensitivity	$ 463